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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: September 30, 2002
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Navellier Fund Management, Inc.
                 -------------------------------
   Address:      One E. Liberty St.
                 -------------------------------
                 Reno, NV 89501
                 -------------------------------

                 -------------------------------

Form 13F File Number: 28-7408
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Arjen Kuyper
         -------------------------------
Title:   Chief Operations Officer
         -------------------------------
Phone:   (775) 785-9421
         -------------------------------

Signature, Place, and Date of Signing:

   Arjen Kuyper                       Reno, Nevada        November 13, 2002
   -------------------------------    -----------------   -----------------
           [Signature]                  [City, State]          [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:
                                        --------------------

Form 13F Information Table Entry Total:
                                        --------------------

Form 13F Information Table Value Total:
                                        --------------------
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     NONE
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                                                                  FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY

        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE

------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------


Apollo Group Inc  -Cl A        COM              037604105     7843   180600 SH       SOLE                   180600

Banknorth Group Inc            COM              06646R107     5322   224100 SH       SOLE                   224100

Banta Corp                     COM              066821109     6344   178700 SH       SOLE                   178700

Belo Corp  -Ser A Com          COM              080555105     9969   455600 SH       SOLE                   455600

Boyd Gaming                    COM              103304101    10035   537500 SH       SOLE                   537500

Choicepoint Inc Com            COM              170388102     5407   151700 SH       SOLE                   151700

Coach Inc Com                  COM              189754104     5586   218200 SH       SOLE                   218200

Corinthian Colleges Inc        COM              218868107    10669   282700 SH       SOLE                   282700

Cubic Corp                     COM              229669106     8488   499300 SH       SOLE                   499300

Energizer Hldgs Inc Com        COM              29266R108     6630   218100 SH       SOLE                   218100

Fidelity National Information  COM              31620P109     7514   491400 SH       SOLE                   491400

Freds Inc                      COM              356108100     6154   206100 SH       SOLE                   206100

Fti Consulting Inc             COM              302941109    13876   349000 SH       SOLE                   349000

Harte Hanks Inc                COM              416196103     4433   238200 SH       SOLE                   238200

Hilb Rogal and Hamilton        COM              431294107     6394   155000 SH       SOLE                   155000


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Imation Corp                   COM              45245A107     7918   279500 SH       SOLE                   279500

Isle of Capri Casinos          COM              464592104     9354   560800 SH       SOLE                   560800

Itt Industries Inc             COM              450911102     7467   119800 SH       SOLE                   119800

Meredith Corp Com              COM              589433101     5833   135500 SH       SOLE                   135500

Michaels Stores Inc            COM              594087108     8669   189700 SH       SOLE                   189700

Neoware Sys Inc                COM              64065P102     6644   478000 SH       SOLE                   478000

New Century Financial Com      COM              64352D101     8560   365800 SH       SOLE                   365800

Newell Rubbermaid Inc          COM              651229106     4470   144800 SH       SOLE                   144800

Nvr Inc                        COM              62944T105     6229    20775 SH       SOLE                    20775

PRG-Schultz Int'l Inc.         COM              69357C107     6877   555500 SH       SOLE                   555500

Patterson Dental Co            COM              703412106     4883    95400 SH       SOLE                    95400

Penn Natl Gaming Inc           COM              707569109     5360   283900 SH       SOLE                   283900

Petsmart Inc                   COM              716768106     8960   503100 SH       SOLE                   503100

Pixar Com                      COM              725811103     6392   132900 SH       SOLE                   132900

Pogo Producing Co              COM              730448107     7411   217600 SH       SOLE                   217600

Regions Finl Corp              COM              758940100     4178   127900 SH       SOLE                   127900

Regis Corp/Mn                  COM              758932107     9480   335100 SH       SOLE                   335100

Rent-A-Center Inc              COM              76009N100     6613   127300 SH       SOLE                   127300

Schulman A Inc                 COM              808194104     8266   477000 SH       SOLE                   477000

Sharper Image Corp             COM              820013100     6017   314700 SH       SOLE                   314700


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Sierra Health Services         COM              826322109     5120   285400 SH       SOLE                   285400

Sinclair Broadcast Gp  -Cl A   COM              829226109     7290   532100 SH       SOLE                   532100

Smith (A O) Corp               COM              831865209     5357   188500 SH       SOLE                   188500

Thor Industries Inc            COM              885160101     7234   208100 SH       SOLE                   208100

Ucbh Holdings Inc              COM              90262T308     6801   173100 SH       SOLE                   173100

United Online, Inc.            COM              911268100     6204   646900 SH       SOLE                   646900

Vital Works Inc.               COM              928483106     6179   850000 SH       SOLE                   850000

Worthington Industries         COM              981811102     8940   478100 SH       SOLE                   478100


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